Deposits	12 Months Ended
Mar. 31, 2026
Deposits [Abstract]
Deposits
9. Deposits
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2026 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	22,369,355	2,222,646	24,592,000
Due after one year through two years	964,561	30,000	994,561
Due after two years through three years	640,249	—	640,249
Due after three years through four years	272,235	—	272,235
Due after four years through five years	885,784	—	885,784
Due after five years	376,872	—	376,872

Total	25,509,056	2,252,646	27,761,702

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Foreign offices:
Due in one year or less	28,387,852	9,327,216	37,715,068
Due after one year through two years	19,940	164,610	184,550
Due after two years through three years	13,006	170,097	183,103
Due after three years through four years	81	—	81
Due after four years through five years	811	—	811
Due after five years	4	—	4

Total	28,421,694	9,661,923	38,083,617

Total	53,930,750	11,914,569	65,845,319

The aggregate estimated amounts of time deposits and certificates of deposit that meet or exceed insurance limit issued by domestic and foreign offices at March 31, 2025 and 2026 are shown in the following table:

	2025	2026

	(in billions of yen)
Domestic offices:
Time deposits	18,272	19,238
Certificates of deposit	2,809	2,253

Total	21,081	21,490

Foreign offices:
Time deposits	24,877	28,422
Certificates of deposit	11,590	9,662

Total	36,467	38,084

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2025 and 2026 was ¥539 billion and ¥549 billion, respectively.